DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Emerging Markets Climate Selection ETF (formerly Xtrackers MSCI Emerging Markets
ESG Leaders Equity ETF) November 30, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.5%
Brazil — 2.5%
Ambev SA
3,254,995 6,939,963
NU Holdings Ltd., Class A *
347,295 4,351,606
(Cost $12,021,707)
11,291,569
China — 28.3%
Alibaba Group Holding Ltd.
1,666,110 17,910,327
Bank of China Ltd., Class H
14,814,891 6,872,893
BYD Co. Ltd., Class H
189,148 6,164,316
China Construction Bank Corp.,
Class H
12,114,296 9,107,264
China Merchants Bank Co. Ltd.,
Class H
1,207,374 5,469,339
Industrial & Commercial Bank of
China Ltd., Class H
10,415,883 6,103,723
JD.com, Inc., Class A
432,495 7,992,338
Meituan , Class B, 144A *
568,691 12,328,928
Ping An Insurance Group Co. of
China Ltd., Class H
1,515,409 8,724,524
Tencent Holdings Ltd.
647,616 33,123,371
Trip.com Group Ltd. *
105,674 6,905,466
Xiaomi Corp., Class B, 144A *
1,943,561 6,930,987
(Cost $130,258,204)
127,633,476
Hong Kong — 1.3%
China Overseas Land &
Investment Ltd.
(Cost $5,862,752)
3,474,067 5,955,633
India — 19.4%
Axis Bank Ltd.
400,285 5,383,006
Bharti Airtel Ltd.
428,769 8,256,834
HDFC Bank Ltd.
589,904 12,538,983
Hindustan Unilever Ltd.
201,618 5,956,108
ICICI Bank Ltd.
662,924 10,200,068
Infosys Ltd.
417,205 9,173,239
Infosys Ltd., ADR
6,651 146,788
Kotak Mahindra Bank Ltd.
272,459 5,692,066
Mahindra & Mahindra Ltd.
177,851 6,243,163
Power Grid Corp. of India Ltd.
1,543,463 6,017,033
Reliance Industries Ltd.
784,762 12,001,355
Tata Consultancy Services Ltd.
110,531 5,586,772
(Cost $84,950,759)
87,195,415
Ireland — 1.6%
PDD Holdings, Inc., ADR *
(Cost $8,198,792)
72,875 7,036,810
Kazakhstan — 0.0%
Solidcore Resources PLC * (a)
(Cost $30,722)
1,583 0
Mexico — 1.2%
Grupo Financiero Banorte SAB
de CV, Class O
(Cost $5,444,602)
780,810 5,215,806
Number
of Shares Value $
Russia — 0.0%
Gazprom PJSC * (a)
68,905 0
LUKOIL PJSC * (a)
2,409 0
Mobile TeleSystems PJSC, ADR
* (a)
2,662 0
Moscow Exchange MICEX-RTS
PJSC * (a)
8,602 0
Novatek PJSC * (a)
5,300 0
Novolipetsk Steel PJSC * (a)
8,462 0
PhosAgro PJSC * (a)
168 0
PhosAgro PJSC, GDR * (a)
300 0
PhosAgro PJSC, GDR * (a)
4 0
Polyus PJSC * (a)
193 0
(Cost $634,818)
0
South Africa — 3.7%
FirstRand Ltd.
1,324,324 5,640,771
Naspers Ltd., Class N
24,168 5,442,692
Standard Bank Group Ltd.
427,664 5,608,196
(Cost $16,722,969)
16,691,659
South Korea — 6.1%
Hanwha Solutions Corp.
1 11
Samsung Electronics Co. Ltd.
525,083 20,400,343
SK Hynix, Inc.
63,091 7,231,462
(Cost $28,020,276)
27,631,816
Taiwan — 32.1%
Cathay Financial Holding Co.
Ltd.
3,617,654 7,317,054
E.Sun Financial Holding Co. Ltd.
8,255,861 6,862,305
First Financial Holding Co. Ltd.
9,424,745 7,891,915
Fubon Financial Holding Co. Ltd.
2,683,307 7,269,372
Hon Hai Precision Industry Co.
Ltd.
1,388,491 8,356,679
MediaTek , Inc.
172,284 6,656,295
Mega Financial Holding Co. Ltd.
5,698,061 6,972,814
SinoPac Financial Holdings Co.
Ltd.
8,895,190 6,366,812
Taishin Financial Holding Co.
Ltd.
12,314,760 6,482,849
Taiwan Cooperative Financial
Holding Co. Ltd.
10,476,267 8,030,633
Taiwan Semiconductor
Manufacturing Co. Ltd.
2,128,995 65,279,655
Yuanta Financial Holding Co.
Ltd.
7,026,086 7,191,988
(Cost $145,964,790)
144,678,371
Thailand — 0.0%
Minor International PCL, NVDR
(Cost $397)
454 354
United States — 1.3%
Southern Copper Corp.

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Climate Selection ETF (formerly Xtrackers MSCI Emerging Markets
(Continued)
ESG Leaders Equity ETF) November 30, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Securities are listed in country of domicile.
Number
of Shares Value $
(Cost $5,791,006)
56,769 5,696,769
TOTAL COMMON STOCKS
(Cost $443,901,794)
439,027,678
PREFERRED STOCKS — 2.6%
Brazil — 2.6%
Itau Unibanco Holding SA
1,155,282 6,307,888
Itausa SA
3,235,610 5,283,712
Klabin SA
1 1
(Cost $12,740,562)
11,591,601
Number
of Shares Value $
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/20/26
(Cost $0)
6,100 16
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
4.59% (b)
(Cost $88,795)
88,795 88,795
TOTAL INVESTMENTS — 100.1%
(Cost $456,731,151)
450,708,090
Other assets and liabilities,
net — (0.1%)
(297,891)
NET ASSETS — 100.0%
450,410,199
 (a)  *  (b)(c)  (b)
 (d)
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 4.53% (b)(c)
34,336 — (34,336) (d) — — 7 — — —
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 4.59% (b)
203,173 137,886,076 (138,000,454) — — 56,465 — 88,795 88,795
237,509 137,886,076 (138,034,790) — — 56,472 — 88,795 88,795
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Emerging Markets Climate Selection ETF (formerly Xtrackers MSCI Emerging Markets
(Continued)
ESG Leaders Equity ETF) November 30, 2024 (Unaudited)
At November 30, 2024 the Xtrackers MSCI Emerging Markets Climate Selection ETF had the following sector diversification:
At November 30, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding Cash
Equivalents
Financials
166,885,590 37 .1
Information Technology
129,762,218 28 .8
Consumer Discretionary
70,024,394 15 .5
Communication Services
41,380,205 9 .2
Consumer Staples
12,896,070 2 .8
Energy
12,001,354 2 .7
Utilities
6,017,033 1 .3
Real Estate
5,955,633 1 .3
Materials
5,696,782 1 .3
Industrials
16 0 .0
Total
450,619,295 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Depreciation ( $ ) †
MSCI Emerging Markets Index Future
USD 5 272,925 272,650 12/20/2024 (275)
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
November 30, 2024.
USD U.S. Dollar

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Climate Selection ETF (formerly Xtrackers MSCI Emerging Markets
(Continued)
ESG Leaders Equity ETF) November 30, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
EMCS-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 439,027,678 $ — $ 0 $ 439,027,678
Preferred Stocks
11,591,601 — — 11,591,601
Warrants
16 — — 16
Short-Term Investments (a)
88,795 — — 88,795
TOTAL
$ 450,708,090 $ — $ 0 $ 450,708,090
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (275) $ — $ — $ (275)
TOTAL
$ (275) $ — $ — $ (275)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.